Related Party - List of the Company's Subsidiaries (Detail) - Subsidiary			12 Months Ended
	Mar. 15, 2017	Jun. 14, 2016	Mar. 31, 2019	Mar. 31, 2018
WNS Global Services (UK) Limited [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest			71.70%
WNS Global Services SA (Pty) Limited [Member] | WNS B-BBEE Staff Share Trust [Member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest			10.00%
WNS Global Services SA (Pty) Limited [Member] | WNS Global Services (UK) Limited [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest			90.00%
WNS Global Services Private Limited [member] | WNS Customer Solutions (Singapore) Private Limited [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest			20.00%
WNS Global Services Private Limited [member] | WNS Global Services (UK) Limited [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest			28.30%
WNS Global Services Private Limited [member] | WNS (Mauritius) Limited [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest			80.00%
MTS HealthHelp Inc. [member] | HealthHelp Holdings LLC [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	63.70%
WNS North America Inc. [member] | HealthHelp Holdings LLC [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	36.30%
Value Edge Research Services Private Limited [member]
Disclosure of transactions between related parties [Line Items]
Number of subsidiaries acquired		3
WNS Assistance Limited [member] | WNS Legal Assistance LLP [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest			98.75%
WNS Assistance (Legal) Limited [member] | WNS Legal Assistance LLP [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest			1.25%
WNS Legal Assistance LLP [member] | Prettys Solicitors LLP [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest				20.00%